Note 15 - Income taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) - Singapore	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Computed tax expense with statutory tax rate	17.00%	17.00%
Tax rebate in Singapore	26.60%	(2.00%)
Additional R&D deduction	55.10%	(6.20%)
Permanent difference	(28.50%)	16.80%
Change in valuation allowance	(133.30%)	5.70%
Impact of different tax rates in other jurisdictions	36.10%	(8.60%)
Effect of preferential tax rates	(40.90%)	7.60%
Effect of true-up on NOL	0.00%	11.10%
Interest on uncertain tax position	(26.90%)	0.00%
Effective Income Tax Rate Reconciliation, Percent	(94.80%)	41.40%